Intangible assets - Significant intangible assets (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Acerta Pharma
Disclosure of intangible assets materials
Intangible assets material to entity	$ 3,853
Remaining amortisation period of intangible assets material to entity	8 years
ZS Pharma
Disclosure of intangible assets materials
Intangible assets material to entity	$ 1,548
Remaining amortisation period of intangible assets material to entity	7 years
Pearl Therapeutics
Disclosure of intangible assets materials
Intangible assets material to entity	$ 309
Pearl Therapeutics | Minimum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	4 years
Pearl Therapeutics | Maximum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	5 years
C5 franchise (Soliris/Ultomiris) | Alexion
Disclosure of intangible assets materials
Intangible assets material to entity	$ 12,667
C5 franchise (Soliris/Ultomiris) | Alexion | Minimum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	3 years
C5 franchise (Soliris/Ultomiris) | Alexion | Maximum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	11 years
Strensiq and Kanuma | Alexion
Disclosure of intangible assets materials
Intangible assets material to entity	$ 3,221
Strensiq and Kanuma | Alexion | Minimum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	8 years
Strensiq and Kanuma | Alexion | Maximum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	14 years
Products in development | Icosavax, Inc
Disclosure of intangible assets materials
Intangible assets material to entity	$ 639
Products in development | Amolyt Pharma
Disclosure of intangible assets materials
Intangible assets material to entity	768
Products in development | Alexion
Disclosure of intangible assets materials
Intangible assets material to entity	1,913
Products in development | Fusion
Disclosure of intangible assets materials
Intangible assets material to entity	1,161
Products in development | Gracell
Disclosure of intangible assets materials
Intangible assets material to entity	983
Airsupra
Disclosure of intangible assets materials
Intangible assets material to entity	$ 500
Remaining amortisation period of intangible assets material to entity	10 years
MSD
Disclosure of intangible assets materials
Intangible assets material to entity	$ 375
MSD | Minimum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	2 years
MSD | Maximum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	5 years
Daiichi Sankyo | Enhertu
Disclosure of intangible assets materials
Intangible assets material to entity	$ 2,534
Remaining amortisation period of intangible assets material to entity	9 years
Daiichi Sankyo | Datroway
Disclosure of intangible assets materials
Intangible assets material to entity	$ 974
Cincor Pharma Inc | Baxdrostat
Disclosure of intangible assets materials
Intangible assets material to entity	790
Innate Pharma S.A. | Monalizumab
Disclosure of intangible assets materials
Intangible assets material to entity	364
Pfizer | Rare disease portfolio assets
Disclosure of intangible assets materials
Intangible assets material to entity	$ 300